EQUITY (Details 4) (USD $)					12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Exercise Prices Range 1 [Member] Equity Incentives Plan One [Member]	Dec. 31, 2012 Exercise Prices Range 2 [Member] Equity Incentives Plan One [Member]	Dec. 31, 2012 Exercise Prices Range 3 [Member] Equity Incentives Plan One [Member]
Class of Warrant or Right [Line Items]
Exercise Price	$ 11.56	$ 25.90	$ 24.85	$ 11.90	$ 8.05	$ 17.5	$ 35
Number Outstanding (in shares)	803,631	594,285	629,160	43,446	14,285	285,714	294,285
Weighted Average Remaining Contractual Life (in years)					2 years 3 months 11 days	3 years 1 month 6 days	3 years 1 month 17 days